14. SEGMENTED INFORMATION	12 Months Ended
Jan. 31, 2020
Notes
14. SEGMENTED INFORMATION

14.SEGMENTED INFORMATION

The Company has determined that it had only one operating segment, i.e. mining exploration.  The Company’s mining operations are centralized whereby the Company’s head office is responsible for the exploration results and to provide support in addressing local and regional issues.  As at January 31, 2020 and 2019, the Company’s assets are all located in Canada (Notes 5, 6 and 7).